Tax - Disclosure of components of income tax (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax charge/(credit)
Current year	£ 982	£ 680	£ 605
Adjustments in respect of prior years	(9)	42	(96)
Total	973	722	509
Deferred tax charge
Current year	219	239	43
Adjustments in respect of prior years	93	38	110
Total	312	277	153
Tax charge	£ 1,285	£ 999	£ 662